REVENUE - Summary of the allowance for doubtful accounts activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Allowance for doubtful accounts activity
Balance at beginning of year	$ 38,075	$ 15,293
Bad debt expense	31,117	26,433
Deductions	(3,772)	(3,651)
Balance at end of year	$ 65,420	$ 38,075